SAVINGS PLANS (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 26, 2019	Jun. 27, 2018	Jun. 28, 2017
Defined Contribution Plan [Abstract]
Eligibility age for savings plan	21 years
Number of years of service necessary for savings plan eligibility	1 year
Hours of service necessary for eligibility in employee savings plan	1000 hours
Percentage of base salary allowed for savings plan contribution	50.00%
Percentage of bonus allowed for contribution to savings plan	100.00%
Employer matching contribution percentage for first three percent contributed to savings plan	100.00%
Percentage of compensation contributed to savings plan matched by employer at 100%	3.00%
Employer matching contribution percentage for subsequent two percent contributed to savings plan	50.00%
Percentage over 3% for which employer will match 50% of employee contributions to savings plan	2.00%
Employer contributions to savings plan	$ 9.6	$ 9.2	$ 8.9